Earnings per share	12 Months Ended
Jun. 30, 2024
Earnings Per Share
Earnings per share

25. Earnings per share

Both basic and diluted earnings per share have been calculating the profit attributable to shareholders of the parent company (Locafy Limited) as the numerator, i.e. no adjustments to profit were necessary in 2024 or 2023.

	Consolidated Group
	2024	2023
Weighted average number of shares used in basic earnings per share	1,299,299	1,053,920
Weighted average number of shares used in diluted earnings per share	1,299,299	1,053,920

During July 2024, the Company sold a further 70,708 ordinary shares pursuant to an At The Market Offering Agreement with H.C. Wainwright & Co., LLC. See Note 32.